March 16, 2009

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Neuberger Berman Equity Funds
--Neuberger Berman Century Fund (Classes R2 and R3)
--Neuberger Berman Guardian Fund (Classes A, C, R2 and R3)
--Neuberger Berman International Large Cap Fund (Classes R2 and R3)
--Neuberger Berman Mid Cap Growth Fund (Classes A, C, R2 and R3)

--Neuberger Berman Small Cap Growth Fund (Classes A, C, R2 and R3)

--Neuberger Berman Socially Responsive Fund (Classes A, C, R2 and R3)

File Nos. 002-11357; 811-00582

Re: Request for Selective Review for Post-Effective Amendment No. 141

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A (“PEA 141”) on behalf of its series listed above (“Funds”). PEA 141 includes a Class A and Class C prospectus (“Class A & C Prospectus”), a Class R2 and Class R3 prospectus (together, the “Prospectuses”) and a statement of additional information (“SAI”), relating to the Registrant’s issuance of Class A, Class C, Class R2 and Class R3 shares of the Funds as noted above. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purposes of this filing are: (1) to add four new classes of shares to Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund – Class A, Class C, Class R2 and Class R3; and (2) to add two new classes of shares to Neuberger Berman Century Fund and Neuberger Berman International Large Cap Fund – Class R2 and Class R3. This filing is not intended to affect the prospectus or SAI of any other class of a Fund or any other previously registered series (or class thereof) of the Registrant.

The following disclosure is substantially the same as disclosure contained in the currently effective registration statement for the Registrant previously reviewed by the Staff: (1) the form of the Class A & C Prospectus, (2) the form of the SAI, (3) the disclosure entitled “Your Investment” in the Class A & C Prospectus, (3) the disclosure in the sections entitled “Goal & Strategy” and “Main Risks” in the Prospectuses, and (4) the entire text of the SAI (except for the disclosure in the sections entitled “Investment Management and Administration Services” and “Distribution Arrangements” that relate to Class R2 and Class R3 shares, the disclosure in the section entitled “Investment Management and Administration Services – Management and Control of NB Management and Neuberger Berman,” and the disclosure in the section entitled “Investment Information – Cash Management and Temporary Defensive Positions”). This disclosure was reviewed by the Staff in the following registration statements of the Registrant filed pursuant to Rule 485(a):

Post-Effective Amendment No. 140 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder with respect to disclosures for Neuberger Berman Century Fund (Accession No. 0000898432-09-000131) (February 3, 2009).

Post-Effective Amendment No. 107 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder with respect to disclosures for Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund (Accession No. 0000898432-04-000843) (October 18, 2004).

Post-Effective Amendment No. 116 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder with respect to disclosures for Neuberger Berman International Large Cap Fund (Accession No. 0000898432-06-000505) (June 2, 2006).

Post-Effective Amendment No. 128 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder with respect to disclosures for Class A and Class C shares of other series of the Registrant (Accession No. 0000898432-07-000877) (October 3, 2007).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 141. Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 141 will become effective 60 days after the filing date on May 15, 2009. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by April 20, 2009. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9473 or Lynn Schweinfurth at (202) 778-9876 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Franklin H. Na

Franklin H. Na